INCOME TAXES - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Income tax expense (benefit)	€ 344,897	€ 238,472	€ 209,095
Applicable tax rate (percent)	24.00%	24.00%	24.00%
Effective tax rate	21.50%	20.20%	20.10%
Italian Regional Income Tax (IRAP)	€ 48,912	€ 39,446	€ 32,422
IRAP applicable tax rate (percent)	3.90%	3.90%	3.90%
Aggregate amount of temporary differences related to remaining distributable earnings of subsidiaries	€ 251,029	€ 268,923